Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

As of June 30, 2026, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of June 30,	Fair value measurement at reporting date
Description	2026	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Money market funds	$152	$152	$-	$-
Equity securities	462,748	462,748	-	-
Total	$462,900	$462,900	$-	$-

As of December 31, 2025, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2025	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Money market funds	$2,930	$2,930	$-	$-
Total	$2,930	$2,930	$-	$-

Schedule of Intangible Assets Useful Life	Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Customer base	5 years

Schedule of Currency Exchange Rate	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30,	December 31,	December 23,
	2026	2025	2025

Balance sheet items, except for equity accounts	US$1=RMB6.7851	US$1=RMB 6.9931	US$1=RMB 7.0280
Items in the statements of operations and cash flows	US$1=RMB6.8624	US$1=RMB 7.1875	US$1=RMB 7.1913
Balance sheet items, except for equity accounts	US$1=HKD7.842	US$1=HKD 7.7833	US$1=HKD 7.7780
Items in the statements of operations and cash flows	US$1=HKD7.824	US$1=HKD 7.7956	US$1=HKD 7.7959